RESTRUCTURING AND OTHER CHARGES - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Oct. 31, 2022
Other restructuring
Restructuring Cost and Reserve [Line Items]
Restructuring and related cost	$ 443	$ 314	$ 506
Wind business restructuring program
Restructuring Cost and Reserve [Line Items]
Restructuring, expected cost				$ 600